Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of PSUs outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition (in shares)	2,813,747	5,728,647
PSUs
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	282,876	0
Issued in Leagold Acquisition (in shares)		369,915
Settled (in shares)	(249,028)	(72,533)
Forfeited (in shares)	(33,848)	(14,506)
Outstanding - ending balance (in shares)	0	282,876